MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Funds

Supplement dated July 11, 2016 to the

Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found on pages 5 and 6 for the MassMutual RetireSMARTSM Conservative Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	27.0%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	0.6%
Select Fundamental Value (Wellington Management)	0.6%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	0.5%
Premier Disciplined Value (Babson Capital)	3.2%
Select Focused Value (Harris)	1.7%
Select Fundamental Growth (Wellington Management)	0.6%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	0.7%
Select Growth Opportunities (Sands Capital/Jackson Square)	0.4%
Premier Disciplined Growth (Babson Capital)	3.1%
Select Mid-Cap Value (American Century/Systematic)	0.9%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	0.7%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	0.3%
MM S&P® Mid Cap Index (NTI)	1.3%
MM Russell 2000® Small Cap Index (NTI)	0.7%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	0.7%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	0.4%
Oppenheimer Real Estate (OFI Global Asset Management)	0.5%

—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	0.8%
MM MSCI EAFE® International Index (NTI)	2.3%
Select Overseas (J.P. Morgan/MFS/Harris)	2.5%
Premier International Equity (OFI Global)	1.2%
Premier Strategic Emerging Markets (OFI Global)	1.7%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.4%
Oppenheimer Global Real Estate (OFI Global Asset Management)	1.7%

Fixed Income & Short Term/Money Market Funds	71.1%
Premier U.S. Government Money Market (Babson Capital)	0.8%
Premier Short-Duration Bond (Babson Capital)	14.0%
Premier Inflation-Protected and Income (Babson Capital)	7.1%
Premier Core Bond (Babson Capital)	27.2%
Select Total Return Bond (MetWest)	7.8%
Select Strategic Bond (Western Asset)	6.9%
Premier High Yield (Babson Capital)	2.1%
Oppenheimer International Bond Fund (OFI Global Asset Management)	3.3%
Babson Global Floating Rate (Babson Capital)	1.8%

Other Funds	1.9%
DFA Commodity Strategy (DFA)	1.9%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Effective June 28, 2016, the following information replaces similar information found on pages 13 and 14 for the MassMutual RetireSMARTSM Moderate Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	54.3%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	1.7%
Select Fundamental Value (Wellington Management)	1.6%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	1.4%
Premier Disciplined Value (Babson Capital)	5.4%
Select Focused Value (Harris)	2.3%
Select Fundamental Growth (Wellington Management)	1.6%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	1.8%
Select Growth Opportunities (Sands Capital/Jackson Square)	1.1%
Premier Disciplined Growth (Babson Capital)	5.3%
Select Mid-Cap Value (American Century/Systematic)	2.1%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	1.5%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	0.6%
MM S&P® Mid Cap Index (NTI)	2.5%
MM Russell 2000® Small Cap Index (NTI)	1.5%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	1.6%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	1.0%
Oppenheimer Real Estate (OFI Global Asset Management)	0.7%

—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	1.7%
MM MSCI EAFE® International Index (NTI)	5.1%
Select Overseas (J.P. Morgan/MFS/Harris)	5.4%
Premier International Equity (OFI Global)	2.5%
Premier Strategic Emerging Markets (OFI Global)	2.7%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.6%
Oppenheimer Global Real Estate (OFI Global Asset Management)	2.7%

Fixed Income & Short Term/Money Market Funds	43.0%
Premier U.S. Government Money Market (Babson Capital)	0.1%
Premier Short-Duration Bond (Babson Capital)	7.2%
Premier Inflation-Protected and Income (Babson Capital)	4.2%
Premier Core Bond (Babson Capital)	16.6%
Select Total Return Bond (MetWest)	4.6%
Select Strategic Bond (Western Asset)	3.9%
Premier High Yield (Babson Capital)	2.1%
Oppenheimer International Bond Fund (OFI Global Asset Management)	2.4%
Babson Global Floating Rate (Babson Capital)	1.9%

Other Funds	2.7%
DFA Commodity Strategy (DFA)	2.7%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Effective June 28, 2016, the following information replaces similar information found on pages 21 and 22 for the MassMutual RetireSMARTSM Moderate Growth Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	78.2%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	3.2%
Select Fundamental Value (Wellington Management)	2.8%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	2.6%
Premier Disciplined Value (Babson Capital)	6.3%
Select Focused Value (Harris)	2.2%
Select Fundamental Growth (Wellington Management)	2.9%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	3.3%
Select Growth Opportunities (Sands Capital/Jackson Square)	2.0%
Premier Disciplined Growth (Babson Capital)	6.1%
Select Mid-Cap Value (American Century/Systematic)	2.7%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.4%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	1.0%
MM S&P® Mid Cap Index (NTI)	3.1%
MM Russell 2000® Small Cap Index (NTI)	2.5%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	2.0%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	1.6%
Oppenheimer Real Estate (OFI Global Asset Management)	0.9%

—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	2.6%
MM MSCI EAFE® International Index (NTI)	7.8%
Select Overseas (J.P. Morgan/MFS/Harris)	8.3%
Premier International Equity (OFI Global)	3.8%
Premier Strategic Emerging Markets (OFI Global)	3.9%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.8%
Oppenheimer Global Real Estate (OFI Global Asset Management)	3.6%

Fixed Income & Short Term/Money Market Funds	18.3%
Premier Short-Duration Bond (Babson Capital)	2.0%
Premier Inflation-Protected and Income (Babson Capital)	1.3%
Premier Core Bond (Babson Capital)	4.8%
Select Total Return Bond (MetWest)	1.3%
Select Strategic Bond (Western Asset)	1.1%
Premier High Yield (Babson Capital)	3.1%
Oppenheimer International Bond Fund (OFI Global Asset Management)	1.8%
Babson Global Floating Rate (Babson Capital)	3.0%

Other Funds	3.5%
DFA Commodity Strategy (DFA)	3.5%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Effective June 28, 2016, the following information replaces similar information found on pages 29 and 30 for the MassMutual RetireSMARTSM Growth Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	91.3%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	4.5%
Select Fundamental Value (Wellington Management)	4.1%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	3.7%
Premier Disciplined Value (Babson Capital)	5.6%
Select Focused Value (Harris)	2.4%
Select Fundamental Growth (Wellington Management)	4.1%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	4.7%
Select Growth Opportunities (Sands Capital/Jackson Square)	2.8%
Premier Disciplined Growth (Babson Capital)	5.5%
Select Mid-Cap Value (American Century/Systematic)	3.2%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.9%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	1.2%
MM S&P® Mid Cap Index (NTI)	3.5%
MM Russell 2000® Small Cap Index (NTI)	3.1%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	2.4%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	1.9%
Oppenheimer Real Estate (OFI Global Asset Management)	1.0%

—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	3.0%
MM MSCI EAFE® International Index (NTI)	9.1%
Select Overseas (J.P. Morgan/MFS/Harris)	9.6%
Premier International Equity (OFI Global)	4.4%
Premier Strategic Emerging Markets (OFI Global)	4.5%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.8%
Oppenheimer Global Real Estate (OFI Global Asset Management)	3.7%

Fixed Income & Short Term/Money Market Funds	3.3%
Premier U.S. Government Money Market (Babson Capital)	0.0%
Premier Short-Duration Bond (Babson Capital)	0.5%
Premier Inflation-Protected and Income (Babson Capital)	0.4%
Premier Core Bond (Babson Capital)	1.3%
Select Total Return Bond (MetWest)	0.3%
Select Strategic Bond (Western Asset)	0.2%
Premier High Yield (Babson Capital)	0.7%
Oppenheimer International Bond (OFI Global Asset Management)	0.5%
Babson Global Floating Rate (Babson Capital)	0.6%

Other Funds	3.9%
DFA Commodity Strategy (DFA)	3.9%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Effective June 28, 2016, the following information replaces similar information found on page 37 for the MassMutual RetireSMARTSM In Retirement Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	31.7%

Fixed Income & Short Term/Money Market Funds	66.0%
Premier Short-Duration Bond (Babson Capital)	13.8%
Premier Inflation-Protected and Income (Babson Capital)	13.4%
Premier Core Bond (Babson Capital)	19.9%
Select Total Return Bond (MetWest)	6.1%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Effective June 28, 2016, the following information replaces similar information found on page 44 for the MassMutual RetireSMARTSM 2010 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	39.5%

Fixed Income & Short Term/Money Market Funds	58.2%
Premier Short-Duration Bond (Babson Capital)	10.2%
Premier Inflation-Protected and Income (Babson Capital)	11.5%
Premier Core Bond (Babson Capital)	19.0%
Select Total Return Bond (MetWest)	5.7%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Effective June 28, 2016, the following information replaces similar information found on page 52 for the MassMutual RetireSMARTSM 2015 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	44.6%

Fixed Income & Short Term/Money Market Funds	53.1%
Premier Short-Duration Bond (Babson Capital)	8.6%
Premier Inflation-Protected and Income (Babson Capital)	10.4%
Premier Core Bond (Babson Capital)	18.1%
Select Total Return Bond (MetWest)	5.2%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Effective June 28, 2016, the following information replaces similar information found on page 60 for the MassMutual RetireSMARTSM 2020 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	58.5%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.6%
Premier Disciplined Value (Babson Capital)	5.8%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	5.8%
MM MSCI EAFE® International Index (NTI)	5.4%

Fixed Income & Short Term/Money Market Funds	38.6%
Premier Inflation-Protected and Income (Babson Capital)	7.6%
Premier Core Bond (Babson Capital)	11.9%
Premier Short-Duration Bond (Babson Capital)	6.8%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Effective June 28, 2016, the following information replaces similar information found on page 68 for the MassMutual RetireSMARTSM 2025 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	68.6%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	6.1%
Premier Disciplined Value (Babson Capital)	6.3%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	7.0%
MM MSCI EAFE® International Index (NTI)	6.6%

Fixed Income & Short Term/Money Market Funds	28.2%
Premier Core Bond (Babson Capital)	7.5%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Effective June 28, 2016, the following information replaces similar information found on page 76 for the MassMutual RetireSMARTSM 2030 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	75.2%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	6.0%
Premier Disciplined Value (Babson Capital)	6.2%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.0%
MM MSCI EAFE® International Index (NTI)	7.5%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Effective June 28, 2016, the following information replaces similar information found on page 84 for the MassMutual RetireSMARTSM 2035 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	80.0%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	6.0%
Premier Disciplined Value (Babson Capital)	6.1%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.5%
MM MSCI EAFE® International Index (NTI)	8.0%

Effective June 28, 2016, the following information replaces similar information found on page 92 for the MassMutual RetireSMARTSM 2040 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	81.7%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.5%
Premier Disciplined Value (Babson Capital)	5.7%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.6%
MM MSCI EAFE® International Index (NTI)	8.2%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Effective June 28, 2016, the following information replaces similar information found on page 100 for the MassMutual RetireSMARTSM 2045 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	84.5%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.2%
Premier Disciplined Value (Babson Capital)	5.3%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.9%
MM MSCI EAFE® International Index (NTI)	8.4%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Effective June 28, 2016, the following information replaces similar information found on page 108 for the MassMutual RetireSMARTSM 2050 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	89.9%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.5%
Premier Disciplined Value (Babson Capital)	5.6%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	9.5%
MM MSCI EAFE® International Index (NTI)	8.9%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Effective June 28, 2016, the following information replaces similar information found on page 116 for the MassMutual RetireSMARTSM 2055 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	90.0%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.7%
Premier Disciplined Value (Babson Capital)	5.8%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	9.5%
MM MSCI EAFE® International Index (NTI)	9.0%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Effective June 28, 2016, the following information replaces similar information found on page 124 for the MassMutual RetireSMARTSM 2060 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s anticipated approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	89.7%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.4%
Premier Disciplined Value (Babson Capital)	5.6%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	9.4%
MM MSCI EAFE® International Index (NTI)	8.9%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

The following information replaces similar information for the target-date MassMutual RetireSMART Funds found on pages 132 and 133 in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies:

The following table lists each target-date MassMutual RetireSMART Fund’s approximate asset allocation among equity, fixed income & short term/money market, and certain other funds as of June 28, 2016. The table also lists the approximate asset allocation, as of June 28, 2016, to certain Underlying Funds in which a target-date MassMutual RetireSMART Fund currently invests 5% or more. Other Underlying Funds in which the target-date MassMutual RetireSMART Funds currently invest are listed below the table. MML Advisers may change these percentages from time to time and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future.

Investment Option Categories	MM Retire- SMART In Retirement	MM Retire- SMART 2010	MM Retire- SMART 2015	MM Retire- SMART 2020	MM Retire- SMART 2025	MM Retire- SMART 2030	MM Retire- SMART 2035	MM Retire- SMART 2040	MM Retire- SMART 2045	MM Retire- SMART 2050	MM Retire- SMART 2055	MM Retire- SMART 2060
Equity Funds	31.7%	39.5%	44.6%	58.5%	68.6%	75.2%	80.0%	81.7%	84.5%	89.9%	90.0%	89.7%

Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	3.8%	4.3%	4.7%	5.6%	6.1%	6.0%	6.0%	5.5%	5.2%	5.5%	5.7%	5.4%
Premier Disciplined Value (Babson Capital)	3.9%	4.4%	4.8%	5.8%	6.3%	6.2%	6.1%	5.7%	5.3%	5.6%	5.8%	5.6%

Investment Option Categories	MM Retire- SMART In Retirement	MM Retire- SMART 2010	MM Retire- SMART 2015	MM Retire- SMART 2020	MM Retire- SMART 2025	MM Retire- SMART 2030	MM Retire- SMART 2035	MM Retire- SMART 2040	MM Retire- SMART 2045	MM Retire- SMART 2050	MM Retire- SMART 2055	MM Retire- SMART 2060
International/Global Equity Funds
Select Overseas (J.P. Morgan/ MFS/Harris)	2.8%	3.9%	4.6%	5.8%	7.0%	8.0%	8.5%	8.6%	8.9%	9.5%	9.5%	9.4%
MM MSCI EAFE® International Index (NTI)	2.6%	3.7%	4.4%	5.4%	6.6%	7.5%	8.0%	8.2%	8.4%	8.9%	9.0%	8.9%

Fixed Income & Short Term/ Money Market Funds	66.0%	58.2%	53.1%	38.6%	28.2%	21.4%	16.5%	14.8%	11.9%	6.3%	6.2%	6.5%
Premier Short-Duration Bond (Babson Capital)	13.8%	10.2%	8.6%	6.8%	4.1%	2.3%	1.9%	1.7%	1.5%	0.8%	0.8%	0.8%
Premier Inflation-Protected and Income (Babson Capital)	13.4%	11.5%	10.4%	7.6%	4.8%	3.1%	2.1%	1.7%	1.2%	0.6%	0.6%	0.6%
Premier Core Bond (Babson Capital)	19.9%	19.0%	18.1%	11.9%	7.5%	4.7%	4.0%	3.8%	3.4%	1.8%	1.8%	1.8%
Select Total Return Bond (MetWest)	6.1%	5.7%	5.2%	3.4%	2.1%	1.3%	1.0%	1.0%	0.9%	0.4%	0.4%	0.5%
Select Strategic Bond (Western Asset)	5.5%	4.8%	4.3%	2.8%	1.7%	1.0%	0.8%	0.8%	0.6%	0.3%	0.2%	0.3%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market and certain other funds may therefore not equal 100%.

Other Underlying Funds in which the target-date MassMutual RetireSMART Funds currently invest include: Select Blue Chip Growth (T. Rowe Price/Loomis Sayles), Select Diversified Value (Brandywine Global/ Loomis Sayles), Select Growth Opportunities (Sands Capital/Jackson Square), Select Mid-Cap Value (American Century/Systematic), Select Mid Cap Growth Equity II (T. Rowe Price/Frontier), Select Large Cap Value (Barrow Hanley/Huber Capital Management), Select Focused Value (Harris), Select Small Company Value (Federated Clover/T. Rowe Price/Invesco), Select Small Cap Value Equity (Wellington Management/Barrow Hanley), Oppenheimer Real Estate (OFI Global Asset Management), Select Small Cap Growth Equity (Wellington Management/OFI Global), Select Fundamental Growth (Wellington Management), MM S&P Mid Cap Index (NTI), MM Russell 2000 Small Cap Index (NTI), Select Diversified International (J.P. Morgan), Premier International Equity (OFI Global), Premier Strategic Emerging Markets (OFI Global), Oppenheimer Developing Markets (OFI Global Asset Management), Oppenheimer Global Real Estate (OFI Global Asset Management), Select Strategic Bond (Western Asset), Premier High Yield (Babson Capital), Premier Money Market (Babson Capital), Oppenheimer International Bond (OFI Global Asset Management), Babson Global Floating Rate (Babson Capital), and DFA Commodity Strategy (DFA).

The following information replaces information for the Oppenheimer Commodity Strategy Total Return Fund found on page 189 in the section titled Appendix A – Description of Underlying Funds:

Other Funds

DFA Commodity Strategy Fund

Advised by: Dimensional Fund Advisors LP

(Underlying Fund for all Funds)

Investment Objective

The Fund seeks total return consisting of capital appreciation and current income.

Principal Investment Strategies

The Portfolio seeks to achieve its investment objective by generally investing in a universe of allowable commodity-linked derivative instruments and fixed income investment opportunities. The Portfolio gains exposure to commodities markets by investing in derivative instruments, such as structured notes whose principal and/or coupon payments are linked to commodities or commodity indices, in swap agreements, and/or in other commodity-linked instruments (such as futures contracts on individual commodities or commodity indices). The Portfolio may invest up to 25% of its total assets in Dimensional Cayman Commodity Fund I Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Portfolio formed in the Cayman Islands, which has the same investment objective as the Portfolio and has a strategy of investing in derivative instruments, such as commodity-linked swap agreements and other commodity-linked instruments, futures contracts on individual commodities or commodity indices, and options on these instruments. The Portfolio, directly and/or through its investment in the Subsidiary, expects to use such derivatives extensively as part of its investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M(RS)-16-04

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Conservative Fund

Supplement dated July 11, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	27.0%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	0.6%
Select Fundamental Value (Wellington Management)	0.6%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	0.5%
Premier Disciplined Value (Babson Capital)	3.2%
Select Focused Value (Harris)	1.7%
Select Fundamental Growth (Wellington Management)	0.6%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	0.7%
Select Growth Opportunities (Sands Capital/Jackson Square)	0.4%
Premier Disciplined Growth (Babson Capital)	3.1%
Select Mid-Cap Value (American Century/Systematic)	0.9%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	0.7%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	0.3%
MM S&P® Mid Cap Index (NTI)	1.3%
MM Russell 2000® Small Cap Index (NTI)	0.7%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	0.7%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	0.4%
Oppenheimer Real Estate (OFI Global Asset Management)	0.5%

—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	0.8%
MM MSCI EAFE® International Index (NTI)	2.3%
Select Overseas (J.P. Morgan/MFS/Harris)	2.5%
Premier International Equity (OFI Global)	1.2%
Premier Strategic Emerging Markets (OFI Global)	1.7%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.4%
Oppenheimer Global Real Estate (OFI Global Asset Management)	1.7%

Fixed Income & Short Term/Money Market Funds	71.1%
Premier U.S. Government Money Market (Babson Capital)	0.8%
Premier Short-Duration Bond (Babson Capital)	14.0%
Premier Inflation-Protected and Income (Babson Capital)	7.1%
Premier Core Bond (Babson Capital)	27.2%

Select Total Return Bond (MetWest)	7.8%
Select Strategic Bond (Western Asset)	6.9%
Premier High Yield (Babson Capital)	2.1%
Oppenheimer International Bond Fund (OFI Global Asset Management)	3.3%
Babson Global Floating Rate (Babson Capital)	1.8%

Other Funds	1.9%
DFA Commodity Strategy (DFA)	1.9%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RSCNSRV-16-02

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Moderate Fund

Supplement dated July 11, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	54.3%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	1.7%
Select Fundamental Value (Wellington Management)	1.6%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	1.4%
Premier Disciplined Value (Babson Capital)	5.4%
Select Focused Value (Harris)	2.3%
Select Fundamental Growth (Wellington Management)	1.6%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	1.8%
Select Growth Opportunities (Sands Capital/Jackson Square)	1.1%
Premier Disciplined Growth (Babson Capital)	5.3%
Select Mid-Cap Value (American Century/Systematic)	2.1%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	1.5%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	0.6%
MM S&P® Mid Cap Index (NTI)	2.5%
MM Russell 2000® Small Cap Index (NTI)	1.5%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	1.6%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	1.0%
Oppenheimer Real Estate (OFI Global Asset Management)	0.7%

—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	1.7%
MM MSCI EAFE® International Index (NTI)	5.1%
Select Overseas (J.P. Morgan/MFS/Harris)	5.4%
Premier International Equity (OFI Global)	2.5%
Premier Strategic Emerging Markets (OFI Global)	2.7%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.6%
Oppenheimer Global Real Estate (OFI Global Asset Management)	2.7%

Fixed Income & Short Term/Money Market Funds	43.0%
Premier U.S. Government Money Market (Babson Capital)	0.1%
Premier Short-Duration Bond (Babson Capital)	7.2%
Premier Inflation-Protected and Income (Babson Capital)	4.2%
Premier Core Bond (Babson Capital)	16.6%

Select Total Return Bond (MetWest)	4.6%
Select Strategic Bond (Western Asset)	3.9%
Premier High Yield (Babson Capital)	2.1%
Oppenheimer International Bond Fund (OFI Global Asset Management)	2.4%
Babson Global Floating Rate (Babson Capital)	1.9%

Other Funds	2.7%
DFA Commodity Strategy (DFA)	2.7%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RSMOD-16-02

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Moderate Growth Fund

Supplement dated July 11, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	78.2%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	3.2%
Select Fundamental Value (Wellington Management)	2.8%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	2.6%
Premier Disciplined Value (Babson Capital)	6.3%
Select Focused Value (Harris)	2.2%
Select Fundamental Growth (Wellington Management)	2.9%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	3.3%
Select Growth Opportunities (Sands Capital/Jackson Square)	2.0%
Premier Disciplined Growth (Babson Capital)	6.1%
Select Mid-Cap Value (American Century/Systematic)	2.7%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.4%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	1.0%
MM S&P® Mid Cap Index (NTI)	3.1%
MM Russell 2000® Small Cap Index (NTI)	2.5%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	2.0%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	1.6%
Oppenheimer Real Estate (OFI Global Asset Management)	0.9%

—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	2.6%
MM MSCI EAFE® International Index (NTI)	7.8%
Select Overseas (J.P. Morgan/MFS/Harris)	8.3%
Premier International Equity (OFI Global)	3.8%
Premier Strategic Emerging Markets (OFI Global)	3.9%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.8%
Oppenheimer Global Real Estate (OFI Global Asset Management)	3.6%

Fixed Income & Short Term/Money Market Funds	18.3%
Premier Short-Duration Bond (Babson Capital)	2.0%
Premier Inflation-Protected and Income (Babson Capital)	1.3%
Premier Core Bond (Babson Capital)	4.8%
Select Total Return Bond (MetWest)	1.3%

Select Strategic Bond (Western Asset)	1.1%
Premier High Yield (Babson Capital)	3.1%
Oppenheimer International Bond Fund (OFI Global Asset Management)	1.8%
Babson Global Floating Rate (Babson Capital)	3.0%

Other Funds	3.5%
DFA Commodity Strategy (DFA)	3.5%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RSMODGR-16-02

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Growth Fund

Supplement dated July 11, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	91.3%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	4.5%
Select Fundamental Value (Wellington Management)	4.1%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	3.7%
Premier Disciplined Value (Babson Capital)	5.6%
Select Focused Value (Harris)	2.4%
Select Fundamental Growth (Wellington Management)	4.1%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	4.7%
Select Growth Opportunities (Sands Capital/Jackson Square)	2.8%
Premier Disciplined Growth (Babson Capital)	5.5%
Select Mid-Cap Value (American Century/Systematic)	3.2%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.9%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	1.2%
MM S&P® Mid Cap Index (NTI)	3.5%
MM Russell 2000® Small Cap Index (NTI)	3.1%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	2.4%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	1.9%
Oppenheimer Real Estate (OFI Global Asset Management)	1.0%

—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	3.0%
MM MSCI EAFE® International Index (NTI)	9.1%
Select Overseas (J.P. Morgan/MFS/Harris)	9.6%
Premier International Equity (OFI Global)	4.4%
Premier Strategic Emerging Markets (OFI Global)	4.5%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.8%
Oppenheimer Global Real Estate (OFI Global Asset Management)	3.7%

Fixed Income & Short Term/Money Market Funds	3.3%
Premier U.S. Government Money Market (Babson Capital)	0.0%
Premier Short-Duration Bond (Babson Capital)	0.5%
Premier Inflation-Protected and Income (Babson Capital)	0.4%
Premier Core Bond (Babson Capital)	1.3%

Select Total Return Bond (MetWest)	0.3%
Select Strategic Bond (Western Asset)	0.2%
Premier High Yield (Babson Capital)	0.7%
Oppenheimer International Bond (OFI Global Asset Management)	0.5%
Babson Global Floating Rate (Babson Capital)	0.6%

Other Funds	3.9%
DFA Commodity Strategy (DFA)	3.9%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RSGR-16-02

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM In Retirement Fund

Supplement dated July 11, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	31.7%

Fixed Income & Short Term/Money Market Funds	66.0%
Premier Short-Duration Bond (Babson Capital)	13.8%
Premier Inflation-Protected and Income (Babson Capital)	13.4%
Premier Core Bond (Babson Capital)	19.9%
Select Total Return Bond (MetWest)	6.1%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RSINRET-16-02

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2010 Fund

Supplement dated July 11, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	39.5%

Fixed Income & Short Term/Money Market Funds	58.2%
Premier Short-Duration Bond (Babson Capital)	10.2%
Premier Inflation-Protected and Income (Babson Capital)	11.5%
Premier Core Bond (Babson Capital)	19.0%
Select Total Return Bond (MetWest)	5.7%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2010-16-02

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2015 Fund

Supplement dated July 11, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	44.6%

Fixed Income & Short Term/Money Market Funds	53.1%
Premier Short-Duration Bond (Babson Capital)	8.6%
Premier Inflation-Protected and Income (Babson Capital)	10.4%
Premier Core Bond (Babson Capital)	18.1%
Select Total Return Bond (MetWest)	5.2%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2015-16-02

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2020 Fund

Supplement dated July 11, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	58.5%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.6%
Premier Disciplined Value (Babson Capital)	5.8%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	5.8%
MM MSCI EAFE® International Index (NTI)	5.4%

Fixed Income & Short Term/Money Market Funds	38.6%
Premier Inflation-Protected and Income (Babson Capital)	7.6%
Premier Core Bond (Babson Capital)	11.9%
Premier Short-Duration Bond (Babson Capital)	6.8%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2020-16-02

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2025 Fund

Supplement dated July 11, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	68.6%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	6.1%
Premier Disciplined Value (Babson Capital)	6.3%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	7.0%
MM MSCI EAFE® International Index (NTI)	6.6%

Fixed Income & Short Term/Money Market Funds	28.2%
Premier Core Bond (Babson Capital)	7.5%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2025-16-02

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2030 Fund

Supplement dated July 11, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	75.2%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	6.0%
Premier Disciplined Value (Babson Capital)	6.2%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.0%
MM MSCI EAFE® International Index (NTI)	7.5%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2030-16-02

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2035 Fund

Supplement dated July 11, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	80.0%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	6.0%
Premier Disciplined Value (Babson Capital)	6.1%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.5%
MM MSCI EAFE® International Index (NTI)	8.0%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2035-16-02

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2040 Fund

Supplement dated July 11, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers , intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	81.7%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.5%
Premier Disciplined Value (Babson Capital)	5.7%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.6%
MM MSCI EAFE® International Index (NTI)	8.2%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2040-16-02

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2045 Fund

Supplement dated July 11, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	84.5%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.2%
Premier Disciplined Value (Babson Capital)	5.3%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.9%
MM MSCI EAFE® International Index (NTI)	8.4%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2045-16-02

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2050 Fund

Supplement dated July 11, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	89.9%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.5%
Premier Disciplined Value (Babson Capital)	5.6%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	9.5%
MM MSCI EAFE® International Index (NTI)	8.9%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2050-16-02

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2055 Fund

Supplement dated July 11, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	90.0%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.7%
Premier Disciplined Value (Babson Capital)	5.8%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	9.5%
MM MSCI EAFE® International Index (NTI)	9.0%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2055-16-02

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2060 Fund

Supplement dated July 11, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s anticipated approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	89.7%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.4%
Premier Disciplined Value (Babson Capital)	5.6%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	9.4%
MM MSCI EAFE® International Index (NTI)	8.9%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2060-16-03